CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (32,808,000)	$ (336,000)	$ (35,836,000)	$ (539,000)
Foreign currency translation adjustments, net of tax	(2,319,000)	0	(3,478,000)	0
Comprehensive loss	(35,127,000)	(336,000)	(39,314,000)	(539,000)
Less: comprehensive loss attributable to noncontrolling interests	(24,000)	0	(102,000)	0
Comprehensive loss attributable to UpHealth, Inc.	$ (35,103,000)	$ (336,000)	$ (39,212,000)	$ (539,000)